Leases and Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule Of Minimum Rental Commitments And Purchase Obligations
Purchase obligations include commitments to purchase paper, inventory and other services.

Year	Leases	Purchase Obligations
2016	$72.3	$143.8
2017	55.3	96.2
2018	45.3	63.0
2019	39.3	53.7
2020	33.9	50.2
Later years	100.2	49.3
Sublease rental income	(33.3)	N/A
Total	$313.0	$456.2